Pledged Assets (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications Of Assets Liabilities And Equities [Abstract]
Assets Pledged as Collaterals

The following assets are pledged as collaterals for bank loans and custom duties of the imported materials.

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Property, plant and equipment	$2,580	$2,550
Land held under development (included in inventories)	1,999	1,999
Restricted assets (included in other assets - others)	21	3
	$4,600	$4,552